Net (Loss)/Income Per Ordinary Share (Narrative) (Details) - Pre-IPO [Member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of shares excluded from the computation of diluted net (loss)/income per ordinary share	56,647,614	65,431,579	118,968,017
Class A Ordinary Shares [Member] | Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of shares excluded from the computation of diluted net (loss)/income per ordinary share			3,829,856